Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Turnover	£ 31,376	£ 30,328	£ 29,324
Cost of sales	(9,048)	(8,565)	(9,554)
Gross profit	22,328	21,763	19,770
Selling, general and administration	(11,015)	(9,385)	(8,372)
Research and development	(6,401)	(6,223)	(5,488)
Royalty income	639	953	758
Other operating income/(expense)	(1,530)	(363)	(235)
Operating profit	4,021	6,745	6,433
Finance income	122	115	76
Finance expense	(669)	(792)	(879)
Share of after tax profit/(loss) of associates and joint ventures	(3)	(5)	(2)
Profit/(loss) on disposal of interests in associates and joint ventures	6	1	0
Profit before taxation from continuing operations	3,477	6,064	5,628
Taxation	(526)	(756)	(707)
Profit after taxation for the year from continuing operations	2,951	5,308	4,921
Profit after taxation from discontinued operations and other gains/(losses) from the demerger	0	0	3,049
Re-measurement of discontinued operations distributed to shareholders on demerger	0	0	7,651
Profit after taxation from discontinued operations	0	0	10,700
Total profit after taxation for the year	2,951	5,308	15,621
Profit attributable to non-controlling interests from continuing operations	376	380	460
Profit attributable to shareholders from continuing operations	2,575	4,928	4,461
Profit attributable to non-controlling interests from discontinued operations	0	0	205
Profit attributable to shareholders from discontinued operations	0	0	10,495
Total profit attributable to non-controlling interests	376	380	665
Total profit attributable to shareholders	£ 2,575	£ 4,928	£ 14,956
Basic earnings per share (pence) from continuing operations (in pence per share)	£ 0.632	£ 1.216	£ 1.108
Basic earnings per share (pence) from discontinued operations (in pence per share)	0	0	2.606
Total basic earnings per share (pence) (in pence per share)	0.632	1.216	3.714
Diluted earnings per share (pence) from continuing operations (in pence per share)	0.622	1.199	1.092
Diluted earnings per share (pence) from discontinued operations (in pence per share)	0	0	2.570
Total diluted earnings per share (pence) (in pence per share)	£ 0.622	£ 1.199	£ 3.662